Expense Example, No Redemption	Oct. 31, 2024 USD ($)
First Eagle Global Fund | First Eagle Global Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 607
Expense Example, No Redemption, 3 Years	832
Expense Example, No Redemption, 5 Years	1,076
Expense Example, No Redemption, 10 Years	1,773
First Eagle Global Fund | First Eagle Global Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	2,180
First Eagle Global Fund | First Eagle Global Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
First Eagle Global Fund | First Eagle Global Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
First Eagle Overseas Fund | First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	611
Expense Example, No Redemption, 3 Years	847
Expense Example, No Redemption, 5 Years	1,101
Expense Example, No Redemption, 10 Years	1,828
First Eagle Overseas Fund | First Eagle Overseas Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
First Eagle Overseas Fund | First Eagle Overseas Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
First Eagle Overseas Fund | First Eagle Overseas Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	611
Expense Example, No Redemption, 3 Years	847
Expense Example, No Redemption, 5 Years	1,101
Expense Example, No Redemption, 10 Years	1,828
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,233
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
First Eagle Gold Fund | First Eagle Gold Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	612
Expense Example, No Redemption, 3 Years	850
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	1,839
First Eagle Gold Fund | First Eagle Gold Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,233
First Eagle Gold Fund | First Eagle Gold Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
First Eagle Gold Fund | First Eagle Gold Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	613
Expense Example, No Redemption, 3 Years	853
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	1,849
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	609
Expense Example, No Redemption, 5 Years	1,047
Expense Example, No Redemption, 10 Years	2,264
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	587
Expense Example, No Redemption, 3 Years	807
Expense Example, No Redemption, 5 Years	1,045
Expense Example, No Redemption, 10 Years	1,726
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	556
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	2,123
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	236
Expense Example, No Redemption, 5 Years	420
Expense Example, No Redemption, 10 Years	954
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	225
Expense Example, No Redemption, 5 Years	398
Expense Example, No Redemption, 10 Years	899
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	622
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	1,966
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	635
Expense Example, No Redemption, 5 Years	1,091
Expense Example, No Redemption, 10 Years	2,357
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	1,300
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,236
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	616
Expense Example, No Redemption, 3 Years	1,076
Expense Example, No Redemption, 5 Years	1,562
Expense Example, No Redemption, 10 Years	2,896
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	921
Expense Example, No Redemption, 10 Years	2,105
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	2,125
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	607
Expense Example, No Redemption, 3 Years	1,614
Expense Example, No Redemption, 5 Years	2,620
Expense Example, No Redemption, 10 Years	5,124
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	1,101
Expense Example, No Redemption, 5 Years	2,117
Expense Example, No Redemption, 10 Years	4,671
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	1,108
Expense Example, No Redemption, 5 Years	2,132
Expense Example, No Redemption, 10 Years	4,700
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	362
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	857
Expense Example, No Redemption, 10 Years	1,590
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,135
Expense Example, No Redemption, 10 Years	2,508
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	337
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	977
Expense Example, No Redemption, 10 Years	1,913
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	405
Expense Example, No Redemption, 5 Years	770
Expense Example, No Redemption, 10 Years	1,797
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	592
Expense Example, No Redemption, 5 Years	1,148
Expense Example, No Redemption, 10 Years	$ 2,665